Accrued expenses related party (Details Narrative)	3 Months Ended
Sep. 30, 2024 USD ($)
Mr. Hall [Member]
Accrued expenses	$ 33,218
Hawkeye Systems, Inc [Member]
Accepted deposits	$ 33,218